EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
EARNINGS PER SHARE

12/31/2025
Numerator	Common	Preferred A	Preferred B	Preferred C	Total
Profit attributable to each class of shares - Continued Operation	4,519,721	367	686,202	1,352,185	6,558,475

Denominator	Common	Preferred A	Preferred B	Preferred C
Weighted average number of shares	1,975,375	146	272,645	590,982
% of shares in relation to the total	69.58	0.01	9.60	20.82

Earnings per share - Basic (R$)	2.29	2.52	2.52	2.29

12/31/2024
Numerator	Common	Preferred A	Preferred B	Preferred C	Total
Profit attributable to each class of shares - Continuing Operation	7,148,879	566	1,087,731	2,140,946	10,378,122

Denominator	Common	Preferred A	Preferred B	Preferred C
Weighted average number of shares	1,973,983	142	273,045	591,168
% of shares in relation to the total	69.54	0.01	9.62	20.83

Earnings per share - Basic (R$)	3.62	3.98	3.98	3.62

12/31/2023
Numerator	Common	Preferred A	Preferred B	Preferred C	Total
Profit attributable to each class of shares - Continuing Operation	3,369,940	253	511,992	999,604	4,881,788
Loss attributable to each class of shares - Discontinued Operation	(229,192)	(17)	(34,821)	(67,984)	(332,014)
Profit for the Year	3,140,748	235	477,171	931,620	4,549,774

Denominator	Common	Preferred A	Preferred B	Preferred C
Weighted average number of shares	1,995,507	136	275,614	591,915
% of shares in relation to the total	69.70	—	9.63	20.67

Basic earnings per share from continuing operations (R$)	1.69	1.86	1.86	1.69
Basic earnings per share from discontinued operation (R$)	(0.11)	(0.13)	(0.13)	(0.11)

Earnings per share (R$) - Basic	1.57	1.73	1.73	1.57
As of December 31, 2025, based on the liability balance related to the compulsory loan, a simulated dilution was calculated with the inclusion of 16,983 Class "B" preferred shares in the earnings per share calculation, as presented below:

12/31/2025
Numerator	Common	Preferred A	Converted Preferred B	Preferred B	Preferred C	Total
Profit attributable to each class of shares - Continued Operation	4,490,454	365	42,467	681,759	1,343,430	6,558,475

Denominator	Common	Preferred A	Converted Preferred B	Preferred B	Preferred C
Weighted average number of shares in thousands	1,975,375	146	16,983	272,645	590,982
% of shares in relation to the total	69.16	0.01	0.59	9.55	20.69
Earnings per share (R$) - diluted	2.27	2.50	2.50	2.50	2.27

12/31/2024
Numerator	Common	Preferred A	Converted Preferred B	Preferred B	Preferred C	Total
Profit attributable to each class of shares - Continued Operation	7,083,352	560	99,037	1,076,444	2,118,730	10,378,122

Denominator	Common	Preferred A	Converted Preferred B	Preferred B	Preferred C
Weighted average number of shares in thousands	1,976,398	142	25,121	273,045	591,168
% of shares in relation to the total	68.96	—	0.88	9.53	20.63
Earnings per share - diluted (R$)	3.58	3.94	3.94	3.94	3.58

12/31/2023
Numerator	Common	Preferred A	Converted Preferred B	Preferred B	Preferred C	Total
Profit attributable to each class of shares - Continued Operation	3,337,149	250	47,502	507,010	989,877	4,881,788
Loss attributable to each class of shares - Discontinued Operation	(226,962)	(17)	(3,231)	(34,482)	(67,322)	(332,014)
Profit for the Year	3,110,187	233	44,271	472,528	922,554	4,549,774

Denominator	Common	Preferred A	Converted Preferred B	Preferred B	Preferred C
Weighted average number of shares in thousands	1,995,507	136	25,822	275,614	591,915
% of shares in relation to the total	69.07	—	0.89	9.54	20.49

Earnings per share - diluted (R$)	1.67	1.84	1.84	1.84	1.67
Diluted earnings per share from discontinued operation (R$)	(0.11)	(0.13)	(0.13)	(0.13)	(0.11)

Earnings per share - diluted (R$)	1.56	1.71	1.71	1.71	1.56